Note 7 - Stockholders' Deficit - 10Q	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

7. Stockholders’ Deficit

Preferred Stock

On June 24, 2013, VAC and its stockholders entered in the Exchange Agreement with VC and on July 8, 2013, the transaction closed. Pursuant to the terms of the Exchange Agreement, VAC exchanged all of its issued and outstanding shares of common stock for 4,107,592 shares of VC’s Series B Preferred Stock. On July 10, 2013, VC realized that it incorrectly issued the Series B Preferred Stock and as result, on July 12, 2013, it exchanged the Series B Preferred Stock for 410,759 shares of its newly created Series C Preferred Stock. The terms of the Series C Preferred Stock are substantially similar to the Series B Preferred Stock, including the aggregate number of shares of common stock into which the Series C Preferred Stock was convertible. Each share of Series C Preferred Stock was converted into twenty shares of VC’s common stock, par value $0.01 per share (the “Conversion Shares”), automatically upon the effectiveness of the Reverse Stock Split on October 18, 2013.

The Series C Preferred Stock consisted of 500,000 authorized shares, 410,759 of which were issued and outstanding on September 30, 2013. The shares of Series C Preferred Stock issued to VAC’s shareholders in connection with the Share Exchange, by their principal terms:

(a)

converted into a total of 8,215,184 Conversion Shares, constituting approximately 88% of the issued and outstanding shares of common stock of VC, following the “Reverse Stock Split” on October 18, 2013 (as more fully discussed below);

(b)	had the same voting rights as holders of VC’s common stock on an as-converted basis for any matters that are subject to stockholder vote;
(c)	were not entitled to any dividends; and
(d)	were to be treated pari passu with the common stock on liquidation, dissolution or winding up of VC.

Common Stock

In July 2013, we issued 41,667 shares of our common stock to an investment advisory firm for services rendered for an aggregate value of $62,500. The shares were valued at the fair market value of the stock on the date of issuance which was $1.50 per share.

On October 18, 2013, VC filed a Certificate of Amendment to its Certificate of Incorporation (the “Certificate of Amendment”) with the Secretary of State of the State of Delaware effecting a one-for-thirty reverse stock split of its common stock (the “Reverse Stock Split”) and a name change to VeriTeQ Corporation. The reverse stock split became effective on October 18, 2013, and every thirty (30) shares of VC's issued and outstanding common stock were automatically converted into one (1) issued and outstanding share of VC's common stock, without any change in the par value per share. The Certificate of Amendment provides that no fractional shares will be issued. Stockholders of record who otherwise would be entitled to receive fractional shares will receive, in lieu thereof, a cash payment based on the volume weighted average price of the Company's common stock as reported on October 21, 2013 on the OTC Markets. All shares and options amounts have been adjusted accordingly for all periods presented in the Quarterly Report.

At September 30, 2013, VC had authorized 50.0 million shares of common stock of which approximately 1.1 million were issued and outstanding.

Warrants

We have issued warrants exercisable for shares of common stock for consideration, as follows (in thousands, except exercise price):

Series/ Issue Date	Warrants Authorized	Warrants Issued	Exercised/ Forfeited	Balance September 30, 2013	Exercise Price	Exercisable Period (years)
Series A /June 2012	95	95	—	95	$0.37	3
Series B / September 2012	40	40	—	40	$1.57	3
Series C / October 2012	40	40	—	40	$1.57	3
Series D / December 2012	14	14	—	14	$1.57	5
Series E /December 2012	29	29	—	29	$1.57	5
Series F / March 2013	40	40	—	40	$1.57	3
Series G / April 2013	95	95	—	95	$1.31	3
Series H / June 2013	83	83	—	83	$1.57	3
	436	436	—	436

The Series A warrants were issued in connection with a stock subscription agreement to an investor. The Series A warrants are exercisable at any time during the exercisable periods. The Series A warrant agreement provides for the number of shares to be adjusted in the event of a stock split, a reverse stock split, a share exchange or other conversion or exchange event in which case the number of warrants and the exercise price of the warrants shall be adjusted on a proportional basis.

 The Series B, C, D, E, F, G and H warrants were issued in connection with promissory notes, which are more fully described in Note 5. These warrants are exercisable at any time during the exercisable periods. The warrant agreements provide for the number of shares to be adjusted in the event of a stock split, a reverse stock split, a share exchange or other conversion or exchange event in which case the number of warrants and the exercise price of the warrants shall be adjusted on a proportional basis. The total value of these warrants of $0.3 million was amortized to interest expense over the life of the promissory notes and accordingly, $0.3 million and nil of non-cash interest expense related to these warrants during the nine-months ended September 30, 2013 and 2012.

We determined the value of the warrants issued in 2012 and 2013 utilizing the following assumptions in the BSM valuation model:

Warrants Issued	Dividend Yield	Volatility	Expected Lives (Yrs.)	Risk-Free Rate	Date of the Assumptions
June 2012	0.00%	126.00%	3	.34%	June 1, 2012
September 2012	0.00%	126.00%	3	.35%	September 25, 2012
October 2012	0.00%	126.00%	3	.35%	October 12, 2012
December 2012	0.00%	126.00%	5	.72%	December 31, 2012
March 2013	0.00%	126.00%	3	.38%	March 18, 2013
April 2013	0.00%	126.00%	3	.34%	April 10, 2013
June 2013	0.00%	126.00%	3	.52%	June 1, 2013

Stock Option Activity

VC had stock-based employee plans outstanding as of September 30, 2013, and are more fully described in Note 5 to our Annual Report on Form 10-K for the year ended December 31, 2012.

On July 12, 2013, pursuant to the Exchange Agreement, a majority of our voting stockholders adopted resolutions by written consent approving the DAC 2013 Stock Incentive Plan (the “Plan”), under which employees, including officers and directors, and consultants may receive awards. Awards under the Plan include incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock performance units, performance shares, cash awards and other stock based awards. The purposes of the Plan are to attract and retain the best available personnel for positions of substantial responsibility, to provide additional incentive to employees and consultants, to promote the success of the Company’s business and to link participants’ directly to stockholder interests through increased stock ownership. The Plan became effective on October 18, 2013, upon effectiveness of the Reverse Stock Split. On October 18, 2013, the outstanding stock options under the three VAC’s stock plans were converted into options to acquire VC’s common stock under the DAC 2013 Stock Plan and VAC’s three former stock plans were terminated.

The aggregate number of shares of the Company’s common stock that may be subject to awards under the Plan, subject to adjustment upon a change in capitalization, is 5,000,000 shares. Such shares of common stock may be authorized, but unissued, or reacquired shares of common stock. Shares of common stock that were subject to Plan awards that expire or become unexercisable without having been exercised in full shall become available for future awards under the Plan.

During the nine months ended September 30, 2013 and 2012, we granted 1.0 million and 0.4 million options, respectively. The weighted average fair values of the options granted during the nine months ended September 30, 2013 and 2012 were $1.33 and $0.86, respectively.

We account for our stock-based compensation plans in accordance with ASC 718-10, Compensation – Stock Compensation. Under the provisions of ASC 718-10, the fair value of each stock option is estimated on the date of grant using a BSM option-pricing formula, and amortizing that value to expense over the expected performance or service periods using the straight-line attribution method. The weighted average values of the assumptions used to value the options granted in the nine-months ended September 30, 2013 were as follows: expected term of 5 years, expected volatility of 126%, risk-free interest rates of 0.83%, and expected dividend yield of 0%. The weighted average values of the assumptions used to value the options granted in the nine-months ended September 30, 2012 were as follows: expected term of 5 years, expected volatility of 126%, risk-free interest rates of 0.67%, and expected dividend yield of 0%. The expected life represents an estimate of the weighted average period of time that options are expected to remain outstanding given consideration to vesting schedules and the Company’s historical exercise patterns. Expected volatility is estimated based on the historical volatility of similar companies’ common stock. The risk free interest rate is estimated based on the U.S. Federal Reserve’s historical data for the maturity of nominal treasury instruments that corresponds to the expected term of the option. The expected dividend yield is 0% based on the fact that we have never paid dividends and have no present intention to pay dividends.

During the nine-months ended September 30, 2013 and 2012, we recorded $1.5 million and $143,000, respectively, in compensation expense related to stock options granted to our directors, employees and consultants (who provide corporate support services).

A summary of the stock option activity for our stock options plans for 2013 is as follows (shares in thousands):

	Stock Options	Weighted Average Exercise Price	Weighted Average Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at January 1, 2013	1,531	$0.31
Granted	1,050	1.57
Assumed in VC acquisition	75	344.16
Exercised	—	—
Forfeited or expired	(22)	45.58
Outstanding at September 30, 2013	2,634	10.19	5.65	$4,811	*
Vested or expected to vest at September 30, 2013	2,634	10.19	5.65	4,811	*
Exercisable at September 30, 2013	1,584	15.89	6.5	3,627	*

* The intrinsic value of a stock option is the amount by which the market value of the underlying stock exceeds the exercise price of the option. The market value of our common stock was $2.70 per share at September 30, 2013 on a post-reverse stock split basis.

There were no stock option exercises during the nine-months ended September 30, 2013 and 2012. The total fair value of options vested during the nine-months ended September 30, 2013 and 2012, was approximately $0.4 million and nil, respectively. As of September 30, 2013, there was approximately $0.2 million of total unrecognized compensation cost related to unvested share-based compensation arrangements granted under our plans. That cost is expected to be recognized over a weighted-average period of 3 months.

At September 30, 2013, we had approximately 59,000 shares available for issuance under our plans. In conjunction with the reverse stock split that was effective October 18, 2013, VAC’s outstanding stock options were converted into approximately 2.6 million options under the DAC 2013 Stock Plan. As of October 18, 2013, 2.4 million shares were available for issuance under the DAC 2013 Stock Plan.

Restricted Stock Grants

In January 2013, we issued approximately 0.9 million shares of our restricted common stock to a member of our senior management. This restricted stock vests in January 2015. The total value of the restricted stock of approximately $1.4 million is being expensed over the vesting period. During the nine-months ended September 30, 2013, we recorded $0.5 million in compensation expense related to the restricted stock. We did not have any restricted stock outstanding during the 2012 period.

7. Stockholders’ Deficit

Common Stock

At December 31, 2012, we had authorized 50.0 million shares of common stock of which 7.0 million were issued and outstanding. Of the issued and outstanding stock, 5.6 million were issued to our founder and Chief Executive Officer. In February 2013, VeriTeQ increased the number of authorized shares of common stock to 100.0 million.

Warrants

We have issued warrants exercisable for shares of common stock for consideration, as follows (in thousands, except exercise price):

Series / Issue Date	Warrants Authorized	Warrants Issued	Exercised/ Forfeited	Balance December 31, 2012	Exercise Price	Exercisable Period (years)
Series A / June 2012	95	95	—	95	$0.37	3
Series B / September 2012	40	40	—	40	$1.57	3
Series C /October 2012	40	40	—	40	$1.57	3
Series D /December 2012	14	14	—	14	$1.57	5
Series E /December 2012	29	29	—	29	$1.57	5

	218	218	—	218

The Series A warrants, were issued in connection with a stock subscription agreement under which we also issued approximately 41 thousand shares of our common stock to an investor. The Series A warrants are exercisable at any time during the exercisable periods. The Series A warrant agreement provides for the number of shares to be adjusted in the event of a stock split, a reverse stock split, a share exchange or other conversion or exchange event in which case the number of warrants and the exercise price of the warrants shall be adjusted on a proportional basis.

The Series B, C, D and E warrants were issued in connection with promissory notes, which are more fully described in Note 5. The warrants are exercisable at any time during the exercisable periods. The warrant agreements provide for the number of shares to be adjusted in the event of a stock split, a reverse stock split, a share exchange or other conversion or exchange event in which case the number of warrants and the exercise price of the warrants shall be adjusted on a proportional basis. The total value of these warrants of $0.1 million will be amortized to interest expense over the life of the promissory notes and accordingly, we recorded $31 thousand of non-cash interest expense related to these warrants during 2012.

We determined the value of the warrants issued in 2012 utilizing the following assumptions in the BSM valuation model:

Warrants Issued	Dividend Yield	Volatility	Expected Lives (Yrs.)	Risk-Free Rate	Date of the Assumptions
Series A	0.00%	126.00%	3.34%		June 1, 2012
Series B	0.00%	126.00%	3.35%		September 25, 2012
Series C	0.00%	126.00%	3.35%		October 12, 2012
Series D	0.00%	126.00%	5.72%		December 31, 2012
Series E	0.00%	126.00%	5.72%		December 31, 2012

Stock Option Plans

In accordance with the Compensation – Stock Compensation Topic of the Codification, awards granted are valued at fair value and compensation cost is recognized on a straight line basis over the service period of each award. Upon exercise of stock options, our policy is to issue new shares from our authorized but unissued balance of common stock outstanding that have been reserved for issuance under our stock option plans. A summary of the status of our two stock options plan as of December 31, 2012, is presented below.

With the acquisition of PAH in January 2012, we acquired a stock option plan, referred to as the PAH Plan. Under the PAH Plan, the number of shares authorized to be issued or sold, or for which options, Stock Appreciation Rights (“SARs”), or Performance Shares may be granted to our officers, directors, employees and consultants is approximately 1.3 million. As of December 31, 2012, approximately 1.3 million options have been granted, net of forfeitures, approximately 1.3 million options are outstanding, and approximately 43 thousand shares are available for future issuance. The options were fully vested on the date of acquisition of PAH in January 2012. Of the outstanding options, 0.7 million expire in 2020 and 0.6 million expire in 2021.

Under our 2012 Stock Plan, the number of shares authorized to be issued or sold, or for which options, SARs, or Performance Shares may be granted to our officers, directors, employees and consultants is approximately 1.9 million. As of December 31, 2012, 0.3 million options have been granted, net of forfeitures, 0.3 million options are outstanding, and 1.6 million shares are available for future issuance. The options vest as determined by our board of directors and expire, on average, five years from the date of grant.

Stock Option Activity

During 2012, the fair value of the options granted under the 2012 Stock Plan had a weighted average fair value of $0.90 per share. There were no stock options granted or outstanding from December 14, 2011 (inception) to December 31, 2011.

We account for our stock-based compensation plans in accordance with ASC 718-10, Compensation – Stock Compensation. Under the provisions of ASC 718-10, the fair value of each stock option is estimated on the date of grant using a BSM option-pricing formula, and amortizing that value to expense over the over the expected performance or service periods using the straight-line attribution method. The weighted average values of the assumptions used to value the options granted in 2012 under the 2012 Stock Plan were as follows: expected term of 5 years, expected volatility of 126%, risk-free interest rates of 0.67%, and expected dividend yield of 0%. The expected life represents an estimate of the weighted average period of time that options are expected to remain outstanding given consideration to vesting schedules and the Company’s historical exercise patterns. Expected volatility is estimated based on the historical volatility of similar companies’ common stock. The risk free interest rate is estimated based on the U.S. Federal Reserve’s historical data for the maturity of nominal treasury instruments that corresponds to the expected term of the option. The expected dividend yield is 0% based on the fact that we have never paid dividends and have no present intention to pay dividends. See Note 2 for the fair value of the options assumed in the PAH acquisition and the assumptions used in the BSM model used to value the options.

During the year ended December 31, 2012, we recorded approximately $0.4 million in compensation expense related to the stock options granted under the 2012 Stock Plan to our directors, employees and consultants (who provide corporate support services).

A summary of the stock option activity for our stock options plans for 2012 is as follows (shares in thousands):

	2012		2011
	Number of Options	Weighted- Average Exercise Price	Number of Options	Weighted- Average Exercise Price

Outstanding on January 1	—	$—	—	$—
Assumed in PAH acquisition	1,307	0.05
Granted	458	1.07	—	—
Forfeited or expired	(234)	0.31	—	—
Outstanding at December 31	1,531	0.31	—	—

Exercisable at December 31(1)	1,264	0.05	—	—
Vested or expected to vest at December 31(2)	1,531	0.31	—	—
Shares available on December 31 for options that may be granted	1,684		—

(1)

The intrinsic value of a stock option is the amount by which the fair value of the underlying stock exceeds the exercise price of the option. The fair value of our common stock was $1.57 at December 31, 2012. As of December 31, 2012, the aggregate intrinsic value of options outstanding, exercisable and vested or expected to vest was $1.9 million.

(2)	The weighted average remaining contractual life for exercisable options is 7.9 years, and for options vested or expected to vest, is 7.3 years, as of December 31, 2012.

As of December 31, 2012, there was no unrecognized compensation cost related to unvested stock options granted under our plans, as all unvested options at December 31, 2012 vest on January 1, 2013. No options vested in 2012.

The following table summarizes information about our stock options at December 31, 2012 (shares in thousands):

	Outstanding Options			Exercisable Stock Options
Range of Exercise Prices	Shares	Weighted- Average Remaining Contractual Life in Years	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
$0.00 to $0.50	1,264	7.9	$0.05	1,264	$0.05
$0.51 to $1.00	—	—	—	—	—
$1.00 to $1.50	—	—	—	—	—
$1.51 to $2.00	267	4.6	1.57	—	—
Total stock options	1,531	7.3	0.31	1,264	0.05